Commitments and Contingencies (Details) - claim	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Loss Contingencies [Line Items]
Number of pending claims	359	365	360	393	332	336
New Zealand | Subsidiaries | New Zealand Weathertightness
Loss Contingencies [Line Items]
Number of pending claims	1